TAXES ON INCOME (Details 3) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss carryforwards	$ 36,373	$ 27,049
Research and development expenses	4,304	3,046
Accruals and reserves	2,541	2,454
Issuance costs	1,827	0
Share-based compensation	1,576	163
Other deferred assets	636	878
Gross deferred tax assets	47,257	33,590
Valuation allowance	(40,019)	(29,780)
Total deferred tax assets	7,238	3,810
Deferred tax liabilities:
Deferred contract costs	(11,687)	(6,294)
Other deferred tax liabilities	(346)	(617)
Gross deferred tax liabilities	(12,033)	(6,911)
Net deferred taxes	$ (4,795)	$ (3,101)